Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LoCorr Investment Trust
Entity Central Index Key	0001506768
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class A
Trading Symbol	LEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$139	2.70%
[1]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.70%
Net Assets	$ 31,351,582
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 149,462
Investment Company Portfolio Turnover	685.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,351,582
Number of Holdings	63
Net Advisory Fee	$149,462
Portfolio Turnover	685%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
MTU Aero Engines AG	4.6%
Parsons Corp.	3.5%
NXP Semiconductors NV	3.5%
Verizon Communications, Inc.	3.5%
International Flavors & Fragrances, Inc.	3.0%
Avantor, Inc.	2.9%
Kinder Morgan, Inc.	2.9%
Crown Castle, Inc.	2.9%
Churchill Downs, Inc.	2.9%
SBA Communications Corp.	2.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class C
Trading Symbol	LEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	3.45%
[2]
Expenses Paid, Amount	$ 178
Expense Ratio, Percent	3.45%
Net Assets	$ 31,351,582
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 149,462
Investment Company Portfolio Turnover	685.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,351,582
Number of Holdings	63
Net Advisory Fee	$149,462
Portfolio Turnover	685%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
MTU Aero Engines AG	4.6%
Parsons Corp.	3.5%
NXP Semiconductors NV	3.5%
Verizon Communications, Inc.	3.5%
International Flavors & Fragrances, Inc.	3.0%
Avantor, Inc.	2.9%
Kinder Morgan, Inc.	2.9%
Crown Castle, Inc.	2.9%
Churchill Downs, Inc.	2.9%
SBA Communications Corp.	2.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class I
Trading Symbol	LEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$126	2.45%
[3]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.45%
Net Assets	$ 31,351,582
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 149,462
Investment Company Portfolio Turnover	685.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,351,582
Number of Holdings	63
Net Advisory Fee	$149,462
Portfolio Turnover	685%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
MTU Aero Engines AG	4.6%
Parsons Corp.	3.5%
NXP Semiconductors NV	3.5%
Verizon Communications, Inc.	3.5%
International Flavors & Fragrances, Inc.	3.0%
Avantor, Inc.	2.9%
Kinder Morgan, Inc.	2.9%
Crown Castle, Inc.	2.9%
Churchill Downs, Inc.	2.9%
SBA Communications Corp.	2.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class A
Trading Symbol	LHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	2.08%
[4]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.08%
Net Assets	$ 320,637,928
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 2,074,972
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$320,637,928
Number of Holdings	460
Net Advisory Fee	$2,074,972
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.6%
Galaxy Commodity-Polaris II Fund LLC	8.3%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.6%
Federal Home Loan Banks	2.3%
Morgan Stanley Private Bank NA	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.4%
IPFS Corp.	1.0%
JPMorgan Chase & Co.	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class I
Trading Symbol	LHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$93	1.83%
[5]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
Net Assets	$ 320,637,928
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 2,074,972
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$320,637,928
Number of Holdings	460
Net Advisory Fee	$2,074,972
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.6%
Galaxy Commodity-Polaris II Fund LLC	8.3%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.6%
Federal Home Loan Banks	2.3%
Morgan Stanley Private Bank NA	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.4%
IPFS Corp.	1.0%
JPMorgan Chase & Co.	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class A
Trading Symbol	LCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	2.12%
[6]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.12%
Net Assets	$ 319,678,452
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 2,629,065
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$319,678,452
Number of Holdings	124
Net Advisory Fee	$2,629,065
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	32.4%
Galaxy Commodity - Polaris Fund LLC	12.8%
Fannie Mae Connecticut Avenue Securities	4.7%
Federal Home Loan Banks	3.0%
Federal Farm Credit Banks Funding Corp	2.3%
Morgan Stanley Private Bank NA	2.1%
Mars, Inc.	1.4%
LoCorr Commodities Index	1.1%
Honda Auto Receivables Owner Trust	1.1%
SMR Mortgage Trust	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class C
Trading Symbol	LCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$143	2.87%
[7]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.87%
Net Assets	$ 319,678,452
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 2,629,065
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$319,678,452
Number of Holdings	124
Net Advisory Fee	$2,629,065
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	32.4%
Galaxy Commodity - Polaris Fund LLC	12.8%
Fannie Mae Connecticut Avenue Securities	4.7%
Federal Home Loan Banks	3.0%
Federal Farm Credit Banks Funding Corp	2.3%
Morgan Stanley Private Bank NA	2.1%
Mars, Inc.	1.4%
LoCorr Commodities Index	1.1%
Honda Auto Receivables Owner Trust	1.1%
SMR Mortgage Trust	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class I
Trading Symbol	LCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$93	1.87%
[8]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Net Assets	$ 319,678,452
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 2,629,065
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$319,678,452
Number of Holdings	124
Net Advisory Fee	$2,629,065
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	32.4%
Galaxy Commodity - Polaris Fund LLC	12.8%
Fannie Mae Connecticut Avenue Securities	4.7%
Federal Home Loan Banks	3.0%
Federal Farm Credit Banks Funding Corp	2.3%
Morgan Stanley Private Bank NA	2.1%
Mars, Inc.	1.4%
LoCorr Commodities Index	1.1%
Honda Auto Receivables Owner Trust	1.1%
SMR Mortgage Trust	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class A
Trading Symbol	LFMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$107	2.06%
[9]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.06%
Net Assets	$ 1,699,850,534
Holdings Count | $ / shares	559
Advisory Fees Paid, Amount	$ 12,535,942
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,699,850,534
Number of Holdings	559
Net Advisory Fee	$12,535,942
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.4%
Federal National Mortgage Association	3.5%
Fannie Mae Connecticut Avenue Securities	3.1%
Morgan Stanley Private Bank NA	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Mars, Inc.	1.6%
Federal Farm Credit Banks Funding Corp	1.5%
Federal Home Loan Banks	1.3%
JPMorgan Chase & Co.	1.0%
BX Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class C
Trading Symbol	LFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$146	2.81%
[10]
Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.81%
Net Assets	$ 1,699,850,534
Holdings Count | $ / shares	559
Advisory Fees Paid, Amount	$ 12,535,942
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,699,850,534
Number of Holdings	559
Net Advisory Fee	$12,535,942
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.4%
Federal National Mortgage Association	3.5%
Fannie Mae Connecticut Avenue Securities	3.1%
Morgan Stanley Private Bank NA	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Mars, Inc.	1.6%
Federal Farm Credit Banks Funding Corp	1.5%
Federal Home Loan Banks	1.3%
JPMorgan Chase & Co.	1.0%
BX Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class I
Trading Symbol	LFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$94	1.81%
[11]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.81%
Net Assets	$ 1,699,850,534
Holdings Count | $ / shares	559
Advisory Fees Paid, Amount	$ 12,535,942
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,699,850,534
Number of Holdings	559
Net Advisory Fee	$12,535,942
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.4%
Federal National Mortgage Association	3.5%
Fannie Mae Connecticut Avenue Securities	3.1%
Morgan Stanley Private Bank NA	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Mars, Inc.	1.6%
Federal Farm Credit Banks Funding Corp	1.5%
Federal Home Loan Banks	1.3%
JPMorgan Chase & Co.	1.0%
BX Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class A
Trading Symbol	LOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	1.92%
[12]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.92%
Net Assets	$ 384,840,552
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 2,524,854
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$384,840,552
Number of Holdings	239
Net Advisory Fee	$2,524,854
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.1%
Federal Home Loan Banks	3.8%
Fannie Mae Connecticut Avenue Securities	3.8%
Morgan Stanley Private Bank NA	2.3%
Federal Farm Credit Banks Funding Corp	1.5%
Mars, Inc.	1.5%
Toyota Auto Receivables Owner Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	1.0%
Federal National Mortgage Association	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class C
Trading Symbol	LOTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$153	2.78%
[13]
Expenses Paid, Amount	$ 153
Expense Ratio, Percent	2.78%
Net Assets	$ 384,840,552
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 2,524,854
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$384,840,552
Number of Holdings	239
Net Advisory Fee	$2,524,854
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.1%
Federal Home Loan Banks	3.8%
Fannie Mae Connecticut Avenue Securities	3.8%
Morgan Stanley Private Bank NA	2.3%
Federal Farm Credit Banks Funding Corp	1.5%
Mars, Inc.	1.5%
Toyota Auto Receivables Owner Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	1.0%
Federal National Mortgage Association	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class I
Trading Symbol	LOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$98	1.78%
[14]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.78%
Net Assets	$ 384,840,552
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 2,524,854
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$384,840,552
Number of Holdings	239
Net Advisory Fee	$2,524,854
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.1%
Federal Home Loan Banks	3.8%
Fannie Mae Connecticut Avenue Securities	3.8%
Morgan Stanley Private Bank NA	2.3%
Federal Farm Credit Banks Funding Corp	1.5%
Mars, Inc.	1.5%
Toyota Auto Receivables Owner Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	1.0%
Federal National Mortgage Association	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class A
Trading Symbol	LSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	2.05%
[15]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.05%
Net Assets	$ 70,177,761
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 452,399
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$70,177,761
Number of Holdings	81
Net Advisory Fee	$452,399
Portfolio Turnover	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.1%
AGNC Investment Corp.	2.8%
Cheniere Energy Partners LP	2.5%
Energy Transfer LP	2.4%
MPLX LP	2.4%
Invesco Mortgage Capital, Inc.	2.2%
Anglogold Ashanti PLC	2.2%
CVR Partners LP	2.1%
Dynex Capital, Inc.	2.1%
Rio Tinto PLC	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class C
Trading Symbol	LSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.80%
[16]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.80%
Net Assets	$ 70,177,761
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 452,399
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$70,177,761
Number of Holdings	81
Net Advisory Fee	$452,399
Portfolio Turnover	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.1%
AGNC Investment Corp.	2.8%
Cheniere Energy Partners LP	2.5%
Energy Transfer LP	2.4%
MPLX LP	2.4%
Invesco Mortgage Capital, Inc.	2.2%
Anglogold Ashanti PLC	2.2%
CVR Partners LP	2.1%
Dynex Capital, Inc.	2.1%
Rio Tinto PLC	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class I
Trading Symbol	LSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	1.80%
[17]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 70,177,761
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 452,399
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$70,177,761
Number of Holdings	81
Net Advisory Fee	$452,399
Portfolio Turnover	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.1%
AGNC Investment Corp.	2.8%
Cheniere Energy Partners LP	2.5%
Energy Transfer LP	2.4%
MPLX LP	2.4%
Invesco Mortgage Capital, Inc.	2.2%
Anglogold Ashanti PLC	2.2%
CVR Partners LP	2.1%
Dynex Capital, Inc.	2.1%
Rio Tinto PLC	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Strategic Allocation Fund
Class Name	Class A
Trading Symbol	LSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	1.84%
[18]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.84%
Net Assets	$ 112,683,579
Holdings Count | $ / shares	824
Advisory Fees Paid, Amount	$ 498,573
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$112,683,579
Number of Holdings	824
Net Advisory Fee	$498,573
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.7%
Apple, Inc.	3.2%
Alphabet, Inc.	2.9%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Broadcom, Inc.	1.4%
Micron Technology, Inc.	1.0%
Tesla Motors, Inc.	0.8%
Meta Platforms, Inc.	0.8%
Eli Lilly & Co.	0.7%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Strategic Allocation Fund
Class Name	Class I
Trading Symbol	LSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$83	1.59%
[19]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
Net Assets	$ 112,683,579
Holdings Count | $ / shares	824
Advisory Fees Paid, Amount	$ 498,573
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$112,683,579
Number of Holdings	824
Net Advisory Fee	$498,573
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.7%
Apple, Inc.	3.2%
Alphabet, Inc.	2.9%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Broadcom, Inc.	1.4%
Micron Technology, Inc.	1.0%
Tesla Motors, Inc.	0.8%
Meta Platforms, Inc.	0.8%
Eli Lilly & Co.	0.7%

Updated Prospectus Web Address	https://locorrfunds.com/literature/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized

[14]
*	Annualized

[15]
*	Annualized

[16]
*	Annualized

[17]
*	Annualized

[18]
*	Annualized

[19]
*	Annualized